Loans and advances to customers - Movement in gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instruments asset
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (199,351)	€ (191,312)
Impairment at end of year	(191,124)	(199,351)	€ (191,312)
Debt instruments asset | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	730	498	291
Exchange differences and other	(112)	(116)	(172)
Impairment at end of year	635	730	498
Debt instruments asset | Accumulated impairment | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at end of year	596
Debt instruments asset | Accumulated impairment | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at end of year	30
Debt instruments asset | Accumulated impairment | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at end of year	9
Loans and advances - Central banks
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(26,278)	(27,973)
Impairment at end of year	(24,827)	(26,278)	(27,973)
Loans and advances - Credit institutions
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(51,152)	(48,714)
Impairment at end of year	(58,579)	(51,152)	(48,714)
Loans and advances - Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(848,915)	(790,470)
Impairment at end of year	(882,921)	(848,915)	(790,470)
Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Decrease through write-off, financial assets	12,673	13,522	12,758
Exchange differences and other	387	798	(1,144)
Loans and advances - Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	23,934	24,393	26,517
Exchange differences and other	(457)	2,550	36
Impairment at end of year	23,307	23,934	24,393
Loans and advances - Customers | Accumulated impairment | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	16,207	15,331
Impairment at end of year	14,906	16,207	15,331
Loans and advances - Customers | Accumulated impairment | Financial instruments not credit-impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	7,727	9,062
Impairment at end of year	8,401	7,727	€ 9,062
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	842,435
Net changes in financial assets	72,465
Decrease through write-off, financial assets	(12,673)
Exchange differences and other	(20,754)
Impairment at end of year	881,473	842,435
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	35,477
Transfer from Stage 1 to Stage 3	3,980
Transfer from Stage 2 to Stage 3	13,998
Transfer from Stage 3 to Stage 2	(4,103)
Transfer from Stage 3 to Stage 1	(835)
Net changes in financial assets	(1,997)
Decrease through write-off, financial assets	(12,673)
Exchange differences and other	(386)
Impairment at end of year	33,461	35,477
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	746,654
Transfer from Stage 1 to Stage 2	(31,234)
Transfer from Stage 1 to Stage 3	(3,980)
Transfer from Stage 2 to Stage 1	21,795
Transfer from Stage 3 to Stage 1	835
Net changes in financial assets	79,727
Exchange differences and other	(17,968)
Impairment at end of year	795,829	746,654
Loans and advances - Customers | Financial Assets At Fair Value Through Other Comprehensive Income And Financial Assets At Amortised Cost [Member] | Accumulated impairment | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	60,304
Transfer from Stage 1 to Stage 2	31,234
Transfer from Stage 2 to Stage 3	(13,998)
Transfer from Stage 2 to Stage 1	(21,795)
Transfer from Stage 3 to Stage 2	4,103
Net changes in financial assets	(5,265)
Exchange differences and other	(2,400)
Impairment at end of year	52,183	60,304
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	25,936
Transfer from Stage 1 to Stage 2	(1,218)
Transfer from Stage 1 to Stage 3	(89)
Transfer from Stage 2 to Stage 3	(829)
Transfer from Stage 2 to Stage 1	2,681
Transfer from Stage 3 to Stage 2	2,558
Transfer from Stage 3 to Stage 1	985
Exchange differences and other	(457)
Impairment at end of year	23,307	25,936
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	16,507
Transfer from Stage 1 to Stage 3	(173)
Transfer from Stage 2 to Stage 3	(1,264)
Transfer from Stage 3 to Stage 2	4,529
Transfer from Stage 3 to Stage 1	1,264
Exchange differences and other	(354)
Impairment at end of year	14,906	16,507
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	4,350
Transfer from Stage 1 to Stage 2	438
Transfer from Stage 1 to Stage 3	84
Transfer from Stage 2 to Stage 1	(1,173)
Transfer from Stage 3 to Stage 1	(279)
Exchange differences and other	(66)
Impairment at end of year	3,658	4,350
Loans and advances - Customers | Financial assets at amortised cost, category | Accumulated impairment | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	5,079
Transfer from Stage 1 to Stage 2	(1,656)
Transfer from Stage 2 to Stage 3	435
Transfer from Stage 2 to Stage 1	3,854
Transfer from Stage 3 to Stage 2	(1,971)
Exchange differences and other	(37)
Impairment at end of year	€ 4,743	€ 5,079